Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets And Goodwill [Abstract]
Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years

Intangible assets consist of the following at (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At January 1, 2019	$36,043	$6,846	$2,239	$85,479	$130,607
Additions	-	1,899	-	76,140	78,039
Additions acquired through business combinations (1)	305,526	956,508	3,878	2,261	1,268,173
Foreign exchange movements	(502)	64	(107)	53	(492)
At December 31, 2019	341,067	965,317	6,010	163,933	1,476,327
Additions	-	14,000	-	89,282	103,282
Additions acquired through business combinations (1)	15,474	4,826	-	-	20,300
Foreign exchange movements	(20)	4,265	850	216	5,311
At December 31, 2020	356,521	988,408	6,860	253,431	1,605,220
Accumulated amortization
At January 1, 2019	-	(1,940)	(1,526)	(23,796)	(27,262)
Amortization for year	-	(55,044)	(260)	(29,751)	(85,055)
Transfers	-	12	-	-	12
Foreign exchange movements	-	(42)	-	(1,013)	(1,055)
At December 31, 2019	-	(57,014)	(1,786)	(54,560)	(113,360)
Amortization for year	-	(125,325)	(34)	(52,498)	(177,857)
Impairment for year	-	(36,269)	-	-	(36,269)
Foreign exchange movements	-	1,593	(1,806)	1,807	1,594
At December 31, 2020	-	(217,015)	(3,626)	(105,251)	(325,892)
Net book value
At December 31, 2019	341,067	908,303	4,224	109,373	1,362,967
At December 31, 2020	$356,521	$771,393	$3,234	$148,180	$1,279,328

(1) See Note 5 for details

Summary of Goodwill by Cash Generating Unit	The goodwill amounts for each CGU or group of CGU consists of the following at December 31 (in thousands):
	2019	2020
CGU
Marketplace (FF.com)	$130,993	$153,086
Browns - Platform	19,015	19,015
CuriosityChina	3,039	3,039
Brand Platform - New Guards	188,020	181,381
Total Goodwill	$341,067	$356,521

Summary of Key Assumptions of Change to Recoverable Amount of Each Cash Generating Unit

The recoverable amount of each CGU would equal its carrying amount if the key assumptions were to change as follows:

	Marketplace (FF.com)	Browns – Platform	CuriosityChina	Brand Platform – New Guards
Budgeted annual revenue growth (change in pp)	(8)	(9)	(3)	(25)
Pre-tax discount rate (change in pp)	21	3	2	14
Long term growth rate (change in pp)	(12)	(8)	(3)	(35)